Transactions with Related Parties - Compensation to the Company's non-executive directors (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Share-based payments (note 13)	$ 40	$ 50	$ 60
Non-executive directors
Disclosure of transactions between related parties [line items]
Director's remuneration	145	130	185
Share-based payments (note 13)	40	35	60
Total	$ 185	$ 165	$ 245